SUPPLEMENTAL CASH FLOW INFORMATION (Details) (USD $)	0 Months Ended		12 Months Ended
	Dec. 02, 2010	Mar. 10, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Value of shares of IAC common stock received in Liberty Exchange	$ 364,200,000			$ 2,923,000	$ 364,169,000
Cash payment component of tax-free exchange for substantially all of Liberty's stake in IAC	217,900,000				217,921,000
Cash payment from Match to Meetic for newly formed venture		3,000,000
Equity interest owned by each party, Match and Meetic, in newly formed venture (as a percent)		50.00%
Value of newly formed venture		72,000,000
Dividend from equity method investee deemed to be a partial return of investment					11,355,000
Cash paid (received) during the year for:
Interest			5,214,000	5,128,000	5,113,000
Income tax payments			43,316,000	42,094,000	19,311,000
Income tax refunds			(8,187,000)	(3,609,000)	(72,198,000)
Meetic
Schedule of Equity Method Investments [Line Items]
Dividend from equity method investee deemed to be a partial return of investment					$ 11,400,000